Due to Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders Equity Notes Disclosure [Abstract]
DUE TO STOCKHOLDER
K.	DUE TO STOCKHOLDER:

The amount due to stockholder is unsecured and accrues interest at 5% compounding monthly. There is no formal repayment plan and, accordingly, this amount has been recorded as long-term. At September 30, 2021 and December 31, 2020, the amounts due to stockholder were $500,000 and $0, respectively. As of September 30, 2021 and December 31, 2020 interest accrued on the note amounted to $1,096 and $0, respectively.

L.	DUE To STOCKHOLDER:

The amount due to stockholder is unsecured and non-interest bearing. There is no formal repayment plan and, accordingly, this amount has been recorded as long-term. At December 31, 2020 and 2019, the amounts due to stockholder were $0 and $38,207, respectively.